Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (8,593,406)	$ (1,796,552)	$ 6,549,584
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,238,170	3,683,024	3,366,804
(Gain) Loss on disposal of property and equipment	(7,980)	(226,258)	156,072
Share-based payments	9,350,000	2,283,400
Changes in operating assets and liabilities
Other receivables	493,645	(527,591)	(6,044)
Lease receivables	(1,112,566)
Advances to suppliers and other current assets	17,277,278	4,127,906	(27,973,193)
Operating lease assets and liabilities	33,152	342,561
Accounts payable		(4,259,820)	4,259,820
Accrued expenses and other payables	(498,876)	(2,296,800)	(1,821,122)
Advances from customers	(1,221,785)	(4,341,620)	(3,874,566)
Net cash provided by (used in) operating activities	18,957,632	(3,011,750)	(19,342,645)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	235,650	1,043,828
Additions to property and equipment		(75,518)	(7,910,651)
Proceeds from loan receivable	(50,000,000)
Net cash (used in) provided by investing activities	(49,764,350)	968,310	(7,910,651)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party	41,300		1,779,723
Repayment of amounts due to related parties			(2,072,512)
Proceeds from the issuance of ordinary shares, net of issuance costs	77,600,000	20,250,000	6,189,914
Exercise of warrants	19,484,400
Repayment of loan			(140,849)
Proceeds from loan payable		58,939	139,280
Net cash provided by financing activities	97,125,700	20,308,939	5,895,556
Effect of change in exchange rate	(146,836)	1,318,721	(843,497)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	66,172,146	19,584,220	(22,201,237)
Cash and cash equivalents, beginning of year	19,830,128	245,908	22,447,145
Cash and cash equivalents, end of year	86,002,274	19,830,128	245,908
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	12,437	7,427	6,008
Cash paid for income tax	$ 1,382,340	$ 2,663,183	$ 6,302,806